Fixed Assets (Details) - Schedule of fixed assets - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2022
Schedule of fixed assets [Abstract]
Cost	$ 13,187	$ 13,187	$ 10,617
Accumulated Depreciation	(1,274)	(2,973)	(1,699)
Closing net book amount	10,214	$ 10,214	$ 8,918
Opening net book amount	8,918
Additions	$ 2,570